Schedule of Finance Costs (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Finance Costs
Interest expense on bank borrowings	$ 56,119	$ 73,258	$ 52,697	$ 27,792
Interest on lease liabilities	13,373	17,457	15,470	19,571
Finance costs	$ 69,492	$ 90,715	$ 68,167	$ 47,363